Collaboration Agreement - Additional Information (Detail) - USD ($)		1 Months Ended			3 Months Ended							4 Months Ended	12 Months Ended			18 Months Ended
	Apr. 24, 2015	Jan. 31, 2017	Aug. 31, 2016	Dec. 31, 2009	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Apr. 24, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016	May 14, 2015
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaboration revenue recognized						$ 2,122,000	$ 2,940,000	$ 6,024,000	$ 6,737,000	$ 4,025,000	$ 1,374,000		$ 5,062,000	$ 18,160,000	$ 27,116,000
Reversion rights period		90 days
Ionis Pharmaceuticals Inc. [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Litigation settlement, upfront payment			$ 1,400,000
Royalty payment percentage			5.00%
Sale, license or other transaction payment percentage			50.00%
Ionis Pharmaceuticals Inc. [Member] | Maximum [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Litigation settlement, success based payment			$ 5,000,000
Collaborative Arrangement [Member] | Teva Pharmaceutical Industries Ltd. [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Proceeds from advance reimbursement research and development												$ 27,000,000
Hold-back amount and third-party expenses deducted from advanced reimbursement payment	$ 3,800,000											3,800,000
Hold-back amount deducted from advanced reimbursement payment	3,000,000											3,000,000
Third-party expenses deducted from advanced reimbursement payment												$ 800,000
Collaboration revenue recognized																$ 23,200,000
Proceeds from advance reimbursement research and development, net amount				$ 50,000,000
Maximum cost exposure if third-party agreements discovered after the termination date					$ 100,000								$ 100,000
Collaborative Arrangement [Member] | Ionis Pharmaceuticals Inc. [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Proceeds from advance reimbursement research and development, net amount	$ 23,200,000
Hold-back amount, requested payment percentage																	30.00%
Net proceed from collaboration agreement amount, requested payment percentage																	20.00%